8 Related parties	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related parties
8	Related parties

The table below summarizes the balances and transactions with related parties:

	2020	2019
Assets
Trade receivables (a)	174	557
Related parties (b)	421	-
	595	557
Current	174	557
Non-current	421	-

Other income	2020	2019	2018
IESVAP (c)	-	-	252
IPTAN (c)	-	-	882
UEPC (a)	104	557	-
	104	557	1,134
Lease
RVL Esteves Gestão Imobiliária S.A.	11,288	10,417	9,655
UNIVAÇO Patrimonial Ltda.	2,915	2,816	2,625
IESVAP Patrimonial Ltda.	3,470	2,609	1,274
	17,673	15,842	13,554

(a)	Refers to sales of educational content from Medcel to UEPC recorded in trade receivables

(b)	Amounts to be reimbursed by the shareholders to Afya Brazil, mainly related to payments of legal cost and advisory services recorded in other assets.

(c)	Refers to share services and corporate expenses provided by Afya Brazil to IPTAN and IESVAP for the periods prior to their acquisition on April 26, 2018 recorded in the consolidated statements of income.

Lease agreements with RVL Esteves Gestão Imobiliária S.A.

Afya Brazil has entered into lease agreements with RVL Esteves Gestão Imobiliária S.A. (“RVL”), an entity controlled by the shareholder Nicolau Carvalho Esteves and of which Mr. Renato Esteves is an executive officer, as described below:

On June 21, 2016, RVL entered into lease agreements (as amended on April 26, 2018) with ITPAC – Instituto Tocantinense Presidente Antônio Carlos S.A., or ITPAC, and Itpac Porto Nacional – Instituto Tocantinense Presidente Antonio Carlos Porto S.A., or ITPAC Porto Nacional, pursuant to which RVL Esteves Gestão Imobiliária S.A. agreed to lease campuses to ITPAC and ITPAC Porto Nacional in the cities of Araguaína and Porto Nacional, both located in the State of Tocantins. The lease agreements are adjustable in accordance with the provisions of each lease agreement. The lease agreements are for an initial term of 20 years, and are renewable for an additional 20 years subject to the provisions of each lease agreement.

On November 1, 2016, RVL entered into a lease agreement with Afya Brazil, pursuant to which RVL agreed to lease to Afya Brazil certain offices located in the city of Nova Lima, State of Minas Gerais, where Afya Brazil’s principal executive offices are located. On February 9, 2019 the agreement was amended to extend lease terms and adjust the lease amounts, subject to certain discount conditions set forth in the lease agreement and adjustable in accordance with the provisions of the lease agreement. The lease agreement is for an initial term of five years, and may be renewable for an additional five years subject to the provisions of the lease agreement.

On September 6, 2018, RVL entered into a lease agreement with ITPAC, a subsidiary of Afya Brazil, pursuant to which RVL agreed to lease to ITPAC the new ITPAC campus currently under construction by RVL in the city of Palmas, State of Tocantins. The lease agreement is for an amount equal to 7.5% of the monthly net revenue of ITPAC during the prior semester, which will start to become due once the new ITPAC campus becomes operational, subject to the provisions of the lease agreement. The lease agreement is for an initial term of 20 years, starting on the date the new ITPAC campus becomes operational, and is renewable for an additional 20 years subject to the provisions of the lease agreement.

On October 30, 2019, RVL entered into a lease agreement with IPTAN, pursuant to which RVL agreed to lease to IPTAN the new IPTAN medical campus, currently under construction by RVL in the city of Santa Inês, State of Maranhão. The lease agreement is for a monthly amount equal to (i) up to June 2020, R$12 and (ii) after June 2020 and until October 2024, 6.5% of the monthly net revenue of IPTAN assessed during the prior semester, in each case adjustable in accordance with the provisions of the lease agreement. The lease agreement is for an initial term of 5 years counted from the conclusion of the construction works, and may be renewable for an additional 5 years subject to the provisions of the lease agreement.

The lease payments in connection with the lease agreements with RVL totaled R$11,288 and R$10,417 in the years ended December 31, 2020 and 2019, respectively. In the year ended December 31, 2018, the lease expenses in connection with the lease agreements with RVL totaled R$9,655.

Lease agreement with UNIVAÇO Patrimonial Ltda.

On July 14, 2016, UNIVAÇO Patrimonial Ltda., an entity controlled by the shareholder Nicolau Carvalho Esteves and of which Ms. Rosângela Esteves is the chief executive officer, entered into a lease agreement with UNIVAÇO, a subsidiary of Afya Brazil, pursuant to which UNIVAÇO Patrimonial Ltda. agreed to lease the UNIVAÇO campus to UNIVAÇO, located in the city of Ipatinga, State of Minas Gerais. The lease agreement is adjustable in accordance with the provisions of the lease agreement. The lease agreement is for an initial term of 20 years, and is renewable for an additional 20 years subject to the provisions of the lease agreement.The lease payments in connection with this lease agreement totaled R$2,915 and R$2,816 in the years ended December 31, 2020 and 2019, respectively. In the year ended December 31, 2018, the lease expenses in connection with this lease agreement totaled R$2,625.

Lease agreement with IESVAP Patrimonial Ltda.

On April 25, 2018, IESVAP Patrimonial Ltda., an entity controlled by the shareholder Nicolau Carvalho Esteves and of which Mr. Renato Esteves is an executive officer, entered into a lease agreement with IESVAP, a subsidiary of Afya Brazil, pursuant to which IESVAP Patrimonial Ltda. agreed to lease the IESVAP campus to IESVAP located in the city of Parnaíba, State of Piauí. The lease agreement is for an amount equal to 7.5% of the monthly net revenue of IESVAP during 2018. The lease agreement is for an initial term of 20 years, and is renewable for an additional 20 years subject to the provisions of the lease agreement. The lease payments in connection with this lease agreement totaled R$3,470 and R$2,609 in the years ended December 31, 2020 and 2019, respectively. In the year ended December 31, 2018, the lease expenses in connection with this lease agreement totaled R$1,274.

Key management personnel compensation

Key management personnel compensation included in the Company’s consolidated statement of income comprised the following:

	2020	2019	2018

Short-term employee benefits	9,629	4,947	2,681
Share-based compensation plans	23,989	13,893	2,161
	33,618	18,840	4,842

Compensation of the Company’s key management includes short-term employee benefits comprised by salaries, labor and social charges, and other ordinary short-term employee benefits. The amounts disclosed in the table are the amounts recognized as an expense in general and administrative expenses during the reporting period related to key management personnel.

The executive officers participate in share-based compensation plans described in Note 15 (b).